INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
INCOME TAXES
Corporate income tax rate	21.00%	21.00%
Description of expiry	expire in fiscal 2043
Net operating loss carryforwards	$ 34,392